FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08962

Franklin Templeton Money Fund Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _6/30

Date of reporting period:  9/30/10

Item 1. Schedule of Investments.

'The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

Franklin Templeton Money Fund Trust

Notes to Statement of Investments (unaudited)

Franklin Templeton Money Fund

1. ORGANIZATION

Franklin Templeton Money Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (Fund).

The Fund invests substantially all of its assets in the The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement ofInvestments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. At September 30,2010, the Fund owned 2.46% of the Portfolio.

3. INCOME TAXES

At September 30, 2010, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2010, all of the Fund's investments in securities carried at fair value were in Levell inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Statement of Investments

'The principal amount is stated in U.S. dollars uness otherwise indicated. t Rounds to ess than 0.1 % of net assets.

'The security is traded on a discount basis with no stated coupon rate. b A supranational organization is an entity formed by two or more central governments through international treaties. c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variabe interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. d At September 30,2010, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Selected Portfolio
FHLB	Federal	Home	Loan Bank
FHLMC	Federal	Home	Loan Mortgage Corp.
FNMA	Federal	National	Mortgage Association
GO	General	Obligation

Quarterly Statement of Investments

The Money Market Portfolios

Notes to Statement of Investments (unaudited)

The Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

3. INCOME TAXES

At September 30, 2010, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2010, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

'The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

Franklin Templeton Money Fund Trust

Notes to Statement of Investments (unaudited)

Franklin Templeton Money Fund

1. ORGANIZATION

Franklin Templeton Money Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (Fund).

The Fund invests substantially all of its assets in the The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement ofInvestments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. At September 30,2010, the Fund owned 2.46% of the Portfolio.

3. INCOME TAXES

At September 30, 2010, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2010, all of the Fund's investments in securities carried at fair value were in Levell inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Statement of Investments

'The principal amount is stated in U.S. dollars uness otherwise indicated. t Rounds to ess than 0.1 % of net assets.

'The security is traded on a discount basis with no stated coupon rate. b A supranational organization is an entity formed by two or more central governments through international treaties. c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variabe interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. d At September 30,2010, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Selected Portfolio
FHLB	Federal	Home	Loan Bank
FHLMC	Federal	Home	Loan Mortgage Corp.
FNMA	Federal	National	Mortgage Association
GO	General	Obligation

Quarterly Statement of Investments

The Money Market Portfolios

Notes to Statement of Investments (unaudited)

The Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

3. INCOME TAXES

At September 30, 2010, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2010, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 24, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 24, 2010